Consolidated balance sheets (Parenthetical) - € / shares	Dec. 31, 2019	Dec. 31, 2018
Consolidated balance sheets
Par value (in dollars per share)	€ 0
Nominal value per share	€ 1.00
Shares authorized	374,165,226	384,822,972
Shares issued	304,436,876	307,878,652
Shares outstanding	298,329,247	306,878,701